NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	$ (1,651,273)	$ (1,225,300)	$ (123,239,785)
Continuing operations	(1,651,273)	482,970	(1,808,747)
Discontinued operations	$ 0	$ (1,708,270)	$ (121,431,038)
Denominator
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	2,675,881,652	1,723,033,130	1,476,801,177
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	2,675,881,652	1,723,033,130	1,476,801,177
Net loss per ordinary shares
Basic	$ 0.00	$ 0.00	$ (0.08)
Diluted	0.00	0.00	(0.08)
Net loss per ordinary share from continuing operations
Basic	0.00	0.00	0.00
Diluted	$ 0.00	0.00	0.00
Net (loss) income per ordinary share from discontinued operations
Basic		0.00	(0.08)
Diluted		$ 0.00	$ (0.08)